Summary of Significant Accounting Policies Business Segments (Details) (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2016 Segments	Dec. 31, 2015 States Segments
Accounting Policies [Abstract]
Number of business segments | Segments	3	3
Number of states with legacy operation where branch based personal lending ceased | States		14